Fair Value Measurements and Financial Instruments - Schedule of Cumulative Basis Adjustments for Fair Value Hedges (Details) - Fair Value Hedges - Long-term debt - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Carrying amount of hedged liabilities	$ 18,903	$ 19,723
Cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged liabilities	$ (785)	$ (316)